Pioneer Disciplined
Growth Fund

Schedule of Investments| November 30, 2020

Ticker Symbols:
Class A         PINDX
Class C         INDCX
Class Y         INYDX

Schedule of Investments | 11/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.9%
	COMMON STOCKS - 98.9% of Net Assets
	Auto Components - 0.6%
90,280	Aptiv Plc	$10,716,236
	Total Auto Components	$10,716,236
	Beverages - 3.0%
182,069	Brown-Forman Corp., Class B	$14,685,686
261,861	PepsiCo., Inc.	37,768,212
	Total Beverages	$52,453,898
	Capital Markets - 2.3%
208,859	Charles Schwab Corp.	$10,188,142
96,821	CME Group, Inc.	16,946,579
35,292	S&P Global, Inc.	12,415,020
	Total Capital Markets	$39,549,741
	Chemicals - 1.0%
144,445	FMC Corp.	$16,757,064
	Total Chemicals	$16,757,064
	Commercial Services & Supplies - 0.5%
71,180	Waste Management, Inc.	$8,479,673
	Total Commercial Services & Supplies	$8,479,673
	Communications Equipment - 0.7%
71,560	Motorola Solutions, Inc.	$12,274,687
	Total Communications Equipment	$12,274,687
	Consumer Discretionary - 3.7%
63,777	NIKE, Inc., Class B	$8,590,762
560,781	Starbucks Corp.	54,967,754
	Total Consumer Discretionary	$63,558,516
	Electric Utilities - 0.7%
159,687	NextEra Energy, Inc.	$11,751,366
	Total Electric Utilities	$11,751,366
	Electrical Equipment - 2.3%
154,689	Rockwell Automation, Inc.	$39,532,321
	Total Electrical Equipment	$39,532,321
	Electronic Equipment, Instruments & Components - 4.3%
356,966	Amphenol Corp.	$46,694,723
210,662	CDW Corp.	27,489,284
	Total Electronic Equipment, Instruments & Components	$74,184,007
	Entertainment - 4.1%
111,767	Electronic Arts, Inc.	$14,278,234
378,963	Walt Disney Co.	56,090,314
	Total Entertainment	$70,368,548
	Equity Real Estate Investment Trusts (REITs) - 1.9%
97,021	Crown Castle International Corp.	$16,257,809
66,683	Essex Property Trust, Inc.	16,396,016
	Total Equity Real Estate Investment Trusts (REITs)	$32,653,825
	Health Care - 1.1%
132,842	Johnson & Johnson	$19,219,581
	Total Health Care	$19,219,581
	Health Care Equipment & Supplies - 4.9%
28,580(a)	ABIOMED, Inc.	$7,833,778
158,780(a)	Edwards Lifesciences Corp.	13,320,054
128,762(a)	Hologic, Inc.	8,901,317
282,362	Procter & Gamble Co.	39,211,611
72,964	ResMed, Inc.	15,293,255
	Total Health Care Equipment & Supplies	$84,560,015
	Health Care Providers & Services - 3.4%
55,619	Anthem, Inc.	$17,326,431
123,156	UnitedHealth Group, Inc.	41,422,289
	Total Health Care Providers & Services	$58,748,720
	Industrial Conglomerates - 2.2%
190,037	Honeywell International, Inc.	$38,752,345
	Total Industrial Conglomerates	$38,752,345
	Insurance - 1.0%
190,175	Progressive Corp.	$16,566,144
	Total Insurance	$16,566,144
	Interactive Media & Services - 10.0%
52,957(a)	Alphabet, Inc.	$92,907,761
287,349(a)	Facebook, Inc.	79,587,052
	Total Interactive Media & Services	$172,494,813
	Internet & Direct Marketing Retail - 5.2%
24,424(a)	Amazon.com, Inc.	$77,376,209
6,214(a)	Booking Holdings, Inc.	12,604,788
	Total Internet & Direct Marketing Retail	$89,980,997
	IT Services - 14.3%
200,235	Accenture Plc	$49,876,536
124,408	Automatic Data Processing, Inc.	21,632,063
112,805	Mastercard, Inc.	37,960,011
210,836	Paychex, Inc.	19,639,373
Shares		Value
	IT Services - (continued)
186,234(a)	PayPal Holdings, Inc.	$39,876,424
373,128	Visa, Inc.	78,487,475
	Total IT Services	$247,471,882
	Machinery - 0.9%
53,439	Illinois Tool Works, Inc.	$11,280,438
23,806	Stanley Black & Decker, Inc.	4,387,684
	Total Machinery	$15,668,122
	Pharmaceuticals - 4.2%
141,889	Eli Lilly & Co.	$20,666,133
434,668	Merck & Co., Inc.	34,942,961
256,449	Novo Nordisk AS (A.D.R.)	17,215,421
	Total Pharmaceuticals	$72,824,515
	Road & Rail - 1.1%
80,909	Norfolk Southern Corp.	$19,177,051
	Total Road & Rail	$19,177,051
	Semiconductors & Semiconductor Equipment - 4.0%
31,370	Analog Devices, Inc.	$4,362,940
53,532	Lam Research Corp.	24,231,795
272,947	QUALCOMM, Inc.	40,169,610
	Total Semiconductors & Semiconductor Equipment	$68,764,345
	Software - 16.0%
120,277(a)	Adobe, Inc.	$57,548,936
153,671(a)	Autodesk, Inc.	43,063,225
36,159(a)	Guidewire Software, Inc.	4,428,754
117,814	Intuit, Inc.	41,472,884
322,315	Microsoft Corp.	68,997,972
188,045(a)	salesforce.com, Inc.	46,221,461
107,485(a)	Zendesk, Inc.	14,349,248
	Total Software	$276,082,480
	Specialty Retail - 4.7%
13,399	Home Depot, Inc.	$3,717,016
56,872(a)	O’Reilly Automotive, Inc.	25,162,448
657,798	TJX Cos., Inc.	41,776,751
38,137(a)	Ulta Beauty, Inc.	10,502,930
	Total Specialty Retail	$81,159,145
	Technology Hardware, Storage & Peripherals - 0.2%
37,188	Apple, Inc.	$4,427,231
	Total Technology Hardware, Storage & Peripherals	$4,427,231
	Textiles, Apparel & Luxury Goods - 0.6%
118,518	VF Corp.	$9,884,401
	Total Textiles, Apparel & Luxury Goods	$9,884,401
	TOTAL COMMON STOCKS
	(Cost $1,379,486,001)	$1,708,061,669
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.9%
	(Cost $1,379,486,001)	$1,708,061,669
	OTHER ASSETS AND LIABILITIES - 1.1%	$19,221,355
	NET ASSETS - 100.0%	$1,727,283,024

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2020, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,708,061,669	$–	$–	$1,708,061,669
Total Investments in Securities	$1,708,061,669	$–	$–	$1,708,061,669

During the three months ended November 30, 2020, there were no transfers between Levels 1, 2 and 3.